INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES

6)  INVENTORIES

a)   Accounting policy

These are evaluated and presented at the lower of average acquisition cost and net realizable value, whichever is lower. These include resale materials such as cellphones, SIM cards, accessories, consumption materials and maintenance. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs to sell.

Estimated impairment losses are set up for materials and devices considered obsolete or whose carrying amounts are in excess of those usually sold within a reasonable period. Additions and reversals of estimated impairment losses and inventory obsolescence are included in cost of goods sold (Note 26).

b)   Breakdown

	12.31.22	12.31.21
Materials for resale	772,469	583,165
Materials for consumption	36,255	67,278
Other inventories	45,906	38,363
Gross total	854,630	688,806
Estimated losses from impairment or obsolescence	(64,906)	(48,981)
Net total	789,724	639,825